Contract Assets and Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Contract Assets And Contract Liabilities [Abstract]
Schedule of Contract Assets and Contract Liabilities
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Contract Assets
Contract cost	189,071,858	232,283,405	55,141,461
Contract margin	24,840,605	33,377,175	7,923,365
Contract revenue recognized	213,912,463	265,660,580	63,064,826
Less: Bill to trade receivables	(180,008,528)	(244,671,600)	(58,082,279)
Contract assets carried forward	33,903,935	20,988,980	4,982,547
Contract cost assets	—	—	—
Less: Provision for impairment loss	(2,668,908)	(2,668,908)	(633,569)
Add: Accrued revenue	1,312,562	1,980,694	470,195
Balance carried forward	32,547,589	20,300,766	4,819,173

Decrease in contract assets	18,445,458	12,246,823	2,907,258
Increase in provision for impairment loss	(2,372,132)	—	—